UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08340
South Asia Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

South Asia Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.8%

Security	Shares	Value

India — 92.8%
Applications Software — 12.4%
Geodesic Information Systems Ltd.	1,167,800	$3,300,275

Infosys Technologies Ltd.	53,001	2,714,921

KPIT Cummins Infosystems Ltd.	141,610	1,036,225

Patni Computer Systems Ltd. (1)	250,933	2,124,544

Satyam Computer Services	180,000	1,680,948

Scandent Solutions Corp. Ltd. (1)	317,737	1,303,984

Sify Ltd. ADR (1)	148,358	643,874

		$12,804,771
Auto and Parts — 1.9%
Bharat Forge Ltd.	60,765	1,918,415

		$1,918,415
Banking and Finance — 3.7%
HDFC Bank Ltd.	303,700	3,774,254

		$3,774,254
Chemicals — 4.7%
Micro Inks Ltd.	113,300	1,517,413

United Phosphorus Ltd.	201,200	3,336,571

		$4,853,984
Computer Hardware — 0.5%
Moser Baer India Ltd.	105,722	503,699

		$503,699
Diversified Industry — 7.0%
Aban Loyd Chiles Offshore	111,600	4,875,615

Sintex Industries Ltd.	247,104	2,410,205

		$7,285,820
Drugs — 13.8%
Dishman Pharmaceuticals & Chemicals Ltd.	192,524	2,813,456

Divi’s Laboratories Ltd.	96,944	2,210,630

Dr. Reddy’s Laboratories Ltd.	85,500	1,446,731

Glaxosmithkline Pharmaceuticals Ltd.	121,486	2,002,509

Ind-Swift Laboratories Ltd.	268,300	1,216,920

Ind-Swift Laboratories Ltd., Preferential Shares (2) (3)	102,000	$337,734

Ranbaxy Laboratories Ltd.	89,100	2,048,392

Sun Pharmaceutical Industries Ltd.	207,687	2,238,160

		$14,314,532
Energy — 14.1%
Bharat Petroleum Corp. Ltd.	286,500	2,314,673

Hindustan Petroleum Corp. Ltd.	366,800	2,559,327

Indian Oil Corporation	154,500	1,547,462

National Thermal Power Corp. Ltd.	1,883,000	3,695,708

Oil and Natural Gas Corp. Ltd.	223,900	4,512,182

		$14,629,352
Engineering — 12.6%
ABB Ltd. (1)	96,500	2,548,802

Engineers India Ltd.	62,000	467,006

Gammon India Ltd.	754,743	3,806,124

Larsen & Toubro Ltd.	126,670	2,886,881

Siemens India Ltd.	84,736	3,297,553

		$13,006,366
Foods — 2.0%
Balrampur Chini Mills Ltd.	1,318,080	2,094,922

		$2,094,922
Household Products — 3.6%
Hindustan Lever Ltd.	1,237,000	3,732,389

		$3,732,389
Medical Products/Biotech — 0.5%
Transgene Biotek Ltd. (1)	240,000	545,242

		$545,242
Oil and Gas - Equipment and Services — 1.9%
Indraprastha Gas Ltd.	867,100	1,920,943

		$1,920,943
Petrochemical — 4.6%
Reliance Industries Ltd.	380,300	4,754,948

		$4,754,948
Power Converters/Power Supply Equipment — 2.3%
Bharat Heavy Electricals Ltd.	137,500	2,414,728

		$2,414,728
Tobacco — 3.2%
ITC Ltd.	107,700	3,311,864

		$3,311,864

Transportation — 2.5%
Container Corporation of India Ltd.	138,600	$2,550,040

		$2,550,040
Utilities — 1.5%
Reliance Energy Ltd.	128,346	1,557,700

		$1,557,700

Total India (identified cost $68,701,369)		$95,973,969

Total Common Stocks (identified cost $68,701,369)		$95,973,969

Total Investments — 92.8% (identified cost $68,701,369)		$95,973,969

Other Assets, Less Liabilities — 7.2%		$7,470,833

Net Assets — 100.0%		$103,444,802

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security restricted from sale until December 2, 2005.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Aban Loyd Chiles Offshore	Diversified Industry	4.7	$4,875,615
Reliance Industries Ltd.	Petrochemical	4.6	4,754,948
Oil and Natural Gas Corp. Ltd.	Energy	4.4	4,512,182
Gammon India Ltd.	Engineering	3.7	3,806,124
HDFC Bank Ltd.	Banking and Finance	3.6	3,774,254
Hindustan Lever Ltd.	Household Products	3.6	3,732,389
National Thermal Power Corp. Ltd.	Energy	3.6	3,695,708
United Phosphorus Ltd.	Chemicals	3.2	3,336,571
ITC Ltd.	Tobacco	3.2	3,311,864
Geodesic Information Systems Ltd.	Applications Software	3.2	3,300,275

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

Company	Percentage of Net Assets	Value
Energy	14.1	$14,629,352
Drugs	13.8	14,314,532
Engineering	12.6	13,006,366
Applications Software	12.4	12,804,771
Diversified Industry	7.0	7,285,820

Chemicals	4.7	$4,853,984
Petrochemical	4.6	4,754,948
Banking and Finance	3.6	3,774,254
Household Products	3.6	3,732,389
Tobacco	3.2	3,311,864

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$68,701,369

Gross unrealized appreciation	$28,593,756

Gross unrealized depreciation	(1,321,156)

Net unrealized appreciation	$27,272,600

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	May 17, 2005

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	May 17, 2005